Notes to the Consolidated Statement of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Changes in Liabilities Arising From Financing Activities

	Interest-bearing loans and borrowings	Bonds payable	Lease liabilities	Securities sold under agreements to repurchase	Other liability-payable to the third-party holders of consolidated structured entities	Other liability- interest payable related to financing activities	Total
	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million
At 1 January 2020	20,263	34,990	3,091	118,088	21,400	1,327	199,159
Changes from financing cash flows	531	—	(1,618)	4,912	21,254	(3,639)	21,440
Foreign exchange movement	(807)	—	—	—	—	—	(807)
Changes arising from losing control of consolidated structured entities	—	—	—	(751)	—	—	(751)
New leases	—	—	1,156	—	—	—	1,156
Interest expense	—	2	113	—	—	3,632	3,747
Others	—	—	(78)	—	—	—	(78)
At 31 December 2020	19,987	34,992	2,664	122,249	42,654	1,320	223,866
At 1 January 2021	19,987	34,992	2,664	122,249	42,654	1,320	223,866
Changes from financing cash flows	105	—	(1,517)	117,211	25,208	(6,461)	134,546
Foreign exchange movement	(870)	—	—	—	—	—	(870)
Changes arising from losing control of consolidated structured entities	—	—	—	(368)	—	—	(368)
New leases	—	—	1,086	—	—	—	1,086
Interest expense	—	2	96	—	—	5,500	5,598
Others	—	—	(147)	354	—	—	207

At 31 December 2021	19,222	34,994	2,182	239,446	67,862	359	364,065

	Interest-bearing loans and borrowings	Bonds payable	Lease liabilities	Securities sold under agreements to repurchase	Other liability-payable to the third-party holders of consolidated structured entities	Other liability- interest payable related to financing activities	Total
	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million
At 1 January 2022	19,222	34,994	2,182	239,446	67,862	359	364,065
Changes from financing cash flows	(7,587)	—	(1,307)	(90,711)	5,983	(5,073)	(98,695)
Foreign exchange movement	1,139	—	—	—	—	—	1,139
Changes arising from losing control of consolidated structured entities	—	—	—	—	—	—	—
New leases	—	—	817	—	—	—	817
Interest expense	—	3	74	—	—	4,786	4,863
Others	—	—	(197)	223	—	—	26

At 31 December 2022	12,774	34,997	1,569	148,958	73,845	72	272,215